Cover	Nov. 30, 2022
Cover [Abstract]
Entity Central Index Key	0001846069
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	Nextdoor Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40246
Entity Tax Identification Number	86-1776836
Entity Address, Address Line One	420 Taylor Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	(Address of principal executive offices)
City Area Code	415
Local Phone Number	344-0333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	KIND
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31